Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net income	$ 4	$ 2,795	$ 2,871
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,099	1,046	1,047
Amortization	277	271	288
(Gain) / loss on disposal of property, plant and equipment	(12)	0	(718)
Gain on disposal of intangible assets	0	(79)	(519)
Write-down of inventories	569	156	30
Write off of property, plant and equipment	2	2	0
Gain from deregistration of subsidiaries	0	(22)	0
Change in cash surrender value of life insurance contract	(5)	(4)	(4)
Change in fair value of financial instruments	7	61	(46)
Dividend income from financial instruments at fair value	(4)	(1)	0
Gain from sale of financial instruments at fair value	(58)	(3)	0
Compensation expense for stock options granted	0	0	801
Interest expense	72	37	113
Changes in assets and liabilities:
Trade receivables	498	(300)	294
Other receivables, deposits and prepayments	965	(163)	435
Inventories	(563)	649	1,268
Income tax recoverable	0	0	39
Accounts payable	(419)	(1,318)	(2,290)
Accrued charges and deposits	122	(136)	36
Payable to affiliated parties	19	(25)	13
Income tax liabilities	(539)	216	310
Long-term deposit received	738	0	0
Net cash provided by operating activities	2,786	3,145	3,855
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	4	0	805
Acquisition of property, plant and equipment	(364)	(289)	(823)
Proceeds from disposal of intangible assets	0	120	342
Acquisition of financial instruments at fair value	(517)	(163)	(134)
Payments made upon expiry of forward contracts	0	(225)	0
Proceeds from sale of financial instruments at fair value	657	146	391
Dividends received from financial instruments at fair value	4	1	0
Net cash generated from / (used in) investing activities	(216)	(410)	581
Cash flows from financing activities
Capital lease payments	(44)	(49)	(31)
Advance from notes payable	467	1,721	4,370
Repayment of notes payable	(502)	(2,820)	(4,963)
Repayment of bank loans	(143)	(363)	(2,870)
Payment to affiliated party	(135)	(135)	(134)
Stock repurchase	(572)	(368)	(99)
Advance from long-term loan	2,465	0	0
Net cash used in financing activities	1,536	(2,014)	(3,727)
Net increase in cash and cash equivalents	4,106	721	709
Effect of exchange rate changes on cash and cash equivalents	900	(523)	(189)
Cash and cash equivalents, beginning of year	3,745	3,547	3,027
Cash and cash equivalents, end of year	8,751	3,745	3,547
Cash paid during the year for:
Interest	10	37	113
Income tax	562	360	0
Income tax refund received	0	0	39
Non-cash investing activities:
Property plant and equipment acquired under capital lease	0	0	116
Non-cash financing activities:
Compensation expense for stock options granted	$ 0	$ 0	$ 801